Borrowings and Debt Securities : Long-term borrowings (Details) ₨ in Thousands, ¥ in Thousands, Rp in Thousands, JD in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JOD (JD)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 PKR (₨)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 JOD (JD)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2017 PKR (₨)
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 3,593,009	₩ 2,584,280
Less : Discount on long-term borrowings	(22,972)	(21,999)
Less : Current portion of long-term borrowings	(312,994)	(128,543)
Add : Current portion of discount on long-term borrowings	972	886
Long-term borrowings	3,258,015	2,434,624
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 1,914,531	₩ 1,380,497
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Others	Others
Borrowings interest rate	0.50	0.50
Borrowings, maturity	2019~2044	2018~2044
Borrowings	₩ 4,154	₩ 4,909
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Facility	Facility
Borrowings interest rate	2.45~4.60	2.45~4.60
Borrowings, maturity	2023~2028	2023~2028
Borrowings	₩ 66,793	₩ 68,883
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Korea Development Bank
Purpose of borrowings		Facility
Borrowings interest rate		1yr KoFC bond rate+0.31
Borrowings, maturity		2018
Borrowings		₩ 25,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Operating funds	Operating funds
Borrowings interest rate	2.59~3.04	2.59~3.04
Borrowings, maturity	2020~2021	2018~2020
Borrowings	₩ 67,000	₩ 47,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Operating funds	Operating funds
Borrowings interest rate	1yr KoFC bond rate+0.95	1yr KoFC bond rate+0.95
Borrowings, maturity	2020	2020
Borrowings	₩ 14,000	₩ 14,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	KEB Hana Bank	KEB Hana Bank
Purpose of borrowings	Commercial Paper	Commercial Paper
Borrowings interest rate	3M CD+0.24~0.32	3M CD+0.24~0.32
Borrowings, maturity	2021~2022	2021~2022
Borrowings	₩ 950,000	₩ 400,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	KEB Hana Bank	KEB Hana Bank
Purpose of borrowings	Facility	Facility
Borrowings interest rate	4.60	4.60
Borrowings, maturity	2028	2028
Borrowings	₩ 13,781	₩ 15,038
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	KEB Hana Bank	KEB Hana Bank
Purpose of borrowings	Facility	Facility
Borrowings interest rate	3yr KTB rate-1.25	3yr KTB rate-1.25
Borrowings, maturity	2019~2028	2018~2028
Borrowings	₩ 8,072	₩ 8,947
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	IBK	IBK
Purpose of borrowings	PF Refinancing	PF Refinancing
Borrowings interest rate	CD+1.25	CD+1.25
Borrowings, maturity	2030	2030
Borrowings	₩ 22,500	₩ 22,500
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Export-Import Bank of Korea
Purpose of borrowings	Project loans	Project loans
Borrowings interest rate	1.5	1.5
Borrowings, maturity	2026	2026
Borrowings	₩ 22,096	₩ 25,042
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Export-Import Bank of Korea
Purpose of borrowings	Operating funds	Operating funds
Borrowings interest rate	2.21	2.21
Borrowings, maturity	2020	2020
Borrowings	₩ 35,000	₩ 35,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Development of power resouces	Development of power resouces
Borrowings interest rate	3yr KTB rate-2.25	3yr KTB rate-2.25
Borrowings, maturity	2023~2025	2023~2025
Borrowings	₩ 5,558	₩ 6,765
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Facility	Facility
Borrowings interest rate	3yr KTB rate-2.25	3yr KTB rate-2.25
Borrowings, maturity	2019~2024	2018~2024
Borrowings	₩ 2,589	₩ 3,121
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Project loans	Project loans
Borrowings interest rate	-	-
Borrowings, maturity	2023	2022~2025
Borrowings	₩ 1,197	₩ 3,733
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Others	Others
Borrowings interest rate	KTB rate -2.25	KTB rate -2.25
Borrowings, maturity	2024~2028	2024~2028
Borrowings	₩ 17,347	₩ 18,455
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Shinhan Bank and others
Purpose of borrowings	Collateral borrowing	Collateral borrowing
Borrowings interest rate	2.32	2.32
Borrowings, maturity	2019	2019
Borrowings	₩ 30,000	₩ 30,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Shinhan Bank and others
Purpose of borrowings	Facility loan	Facility loan
Borrowings interest rate	CB rate+1.10	CB rate+1.10
Borrowings, maturity	2028	2028
Borrowings	₩ 20,672	₩ 22,557
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Shinhan Bank and others
Purpose of borrowings		Operating funds
Borrowings interest rate		2.70
Borrowings, maturity		2018
Borrowings		₩ 15,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Shinhan Bank and others
Purpose of borrowings	Others	Others
Borrowings interest rate	3.95	4.10
Borrowings, maturity	2035	2035
Borrowings	₩ 103,851	₩ 105,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Shinhan Bank and others
Purpose of borrowings	Others	Others
Borrowings interest rate	Standard overdraft rate +1.10	Standard overdraft rate +1.10
Borrowings, maturity	2035	2035
Borrowings	₩ 103,851	₩ 105,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Kookmin Bank	Kookmin Bank
Purpose of borrowings	Facility	Facility
Borrowings interest rate	MOR+0.79	MOR+0.79
Borrowings, maturity	2023	2023
Borrowings	₩ 30,333	₩ 35,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Kookmin Bank	Kookmin Bank
Purpose of borrowings	Facility	Facility
Borrowings interest rate	3.16	3.16
Borrowings, maturity	2020	2020
Borrowings	₩ 10,000	₩ 10,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Other Creditors	Other Creditors
Purpose of borrowings	Facility	Facility
Borrowings interest rate	1.75~4.60	1.75~4.60
Borrowings, maturity	2026~2036	2026~2029
Borrowings	₩ 168,080	₩ 148,423
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Other Creditors	Other Creditors
Purpose of borrowings	Facility	Facility
Borrowings interest rate	CB rate+1.10~1.20	CB rate+1.10~1.20
Borrowings, maturity	2023~2036	2022~2028
Borrowings	₩ 52,810	₩ 46,278
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Other Creditors	Other Creditors
Purpose of borrowings	PF Refinancing	PF Refinancing
Borrowings interest rate	4.1	4.1
Borrowings, maturity	2030	2030
Borrowings	₩ 62,500	₩ 62,500
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Other Creditors	Other Creditors
Purpose of borrowings	Others	Others
Borrowings interest rate	4.50~7.90	4.50~8.00
Borrowings, maturity	2022~2039	2022~2039
Borrowings	₩ 102,347	₩ 102,346
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 1,678,478	₩ 1,203,783
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	SCNT and others
Purpose of borrowings	Others
Borrowings interest rate	3.88
Borrowings, maturity	2021
Borrowings	₩ 310,427			$ 278,105
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Project loans	Project loans
Borrowings interest rate	-	-
Borrowings, maturity	2021~2023	2021~2023
Borrowings	₩ 9,776	₩ 9,368		8,744					$ 8,744
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Direct loan and others	Direct loan and others
Borrowings interest rate	1M Libor+1.80~3.20	1M Libor+1.80~3.20
Borrowings, maturity	2036	2036
Borrowings	₩ 138,542	₩ 69,548		123,909					64,913
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Direct loan and others	Direct loan and others
Borrowings interest rate	3M Libor+2.75~3.70	3M Libor+2.75~3.70
Borrowings, maturity	2027	2027
Borrowings	₩ 249,783	₩ 254,514			JD 158,524					JD 168,663
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Commercial loan and others	Commercial loan and others
Borrowings interest rate	3M Libor+1.50~2.50	3M Libor+1.50~2.50
Borrowings, maturity	2030~2033	2030~2033
Borrowings	₩ 310,315	₩ 309,662		277,538					289,026
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	PF Loan	PF Loan
Borrowings interest rate	6M Libor+1.70~2.50	6M Libor+1.70~2.50
Borrowings, maturity	2032	2032
Borrowings	₩ 141,773	₩ 132,054		126,798					123,253
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	SCNT and others	SCNT and others
Purpose of borrowings	Shareholder's loan	Shareholder's loan
Borrowings interest rate	6.50~8.00	6.50~8.00
Borrowings, maturity	2023	2023
Borrowings	₩ 49,956	₩ 44,697		44,680					41,718
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	SCNT and others	SCNT and others
Purpose of borrowings	Shareholder's loan	Shareholder's loan
Borrowings interest rate	8	8
Borrowings, maturity	2031	2031
Borrowings	₩ 7,647	₩ 7,750			JD 4,853					JD 5,136
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	PT PJB	PT PJB
Purpose of borrowings	Shareholder's loan	Shareholder's loan
Borrowings interest rate	12.75	12.75
Borrowings, maturity	2019	2019
Borrowings	₩ 428	₩ 864				Rp 5,569,304					Rp 10,932,568
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Samsung Life Insurance and others	Samsung Life Insurance and others
Purpose of borrowings	Syndicated loan	Syndicated loan
Borrowings interest rate	3.10	3.10
Borrowings, maturity	2032	2032
Borrowings	₩ 53,565	₩ 50,540	¥ 5,286,835					¥ 5,325,000
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Woori Bank and others	Woori Bank and others
Purpose of borrowings	Syndicated loan	Syndicated loan
Borrowings interest rate	JPY 6M Libor +2.00	JPY 6M Libor +2.00
Borrowings, maturity	2032	2032
Borrowings	₩ 34,553	₩ 32,602	¥ 3,410,381					¥ 3,435,000
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	SMBC and others	SMBC and others
Purpose of borrowings	Equity Bridge Loan	Equity Bridge Loan
Borrowings interest rate	1M Libor+0.90	1M Libor+0.90
Borrowings, maturity	2019	2019
Borrowings	₩ 49,218	₩ 76,054		44,019					70,986
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	IFC and others	IFC and others
Purpose of borrowings	Others	Others
Borrowings interest rate	6M Libor+5.00	6M Libor+5.00
Borrowings, maturity	2031	2031
Borrowings	₩ 206,944	₩ 161,195					₨ 25,900,420					₨ 16,652,350
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Federal Financing Bank	Federal Financing Bank
Purpose of borrowings	PF loan	PF loan
Borrowings interest rate	2.39~13	2.39
Borrowings, maturity	2031~2038	2031
Borrowings	₩ 114,406	₩ 51,819		102,322					48,366
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Other Creditors	Other Creditors
Purpose of borrowings	Others	Others
Borrowings interest rate	-	-
Borrowings, maturity	2019	2019
Borrowings	₩ 1,145	₩ 3,116		$ 1,025					$ 2,907